Commitments and Contingencies (Details) - USD ($) $ in Millions		6 Months Ended
	Jul. 29, 2025	Dec. 31, 2025
Commitments and Contingencies [Line items]
Seek damages		$ 124
Equity investment		$ 1,000
Amount of claim	$ 124
Operating Lease Agreements for Offices [Member]
Commitments and Contingencies [Line items]
Operating leases initial terms		1 year